Property and Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Property and Plant and Equipment [Abstract]
Schedule of Property and Plant and Equipment
	30 June 2024 $	30 June 2023 $
Office equipment – Cost	30,924	56,603
Office equipment - Accumulated depreciation	(30,071)	(49,048)
Office equipment – Net of accumulated depreciation	853	7,555

Carrying value at beginning of period	7,555	13,996
Additions	-	-
Depreciation charge for the period	(6,642)	(6,757)
Foreign exchange	(60)	316
Carrying value at end of period	853	7,555